TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables:
Non-current indirect taxes	$ 4,505	$ 4,815
Current indirect taxes	35,451	29,340
Other Current Taxes Receivables	7,176	7,454
Total Current taxes	42,627	36,794
Current income tax	30,899	25,764
Total	78,031	67,373
Payables:
Non-current social security	1,653	1,893
Current indirect taxes	29,857	38,026
Current other taxes	58,749	59,078
Current income tax	8,872	16,838
Total	$ 99,131	$ 115,835